PLANT AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment
				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Costs:

Balance, December 31, 2017	-	-	274,471	992,725	57,881	36,392	1,361,469
Additions	-	6,747,648	1,407,177	1,457,537	138,641	566,928	10,317,931
Acquired Through Verdelite	476,041	5,265,894	-	237,793	73,642	257,753	6,311,123

Balance, December 31, 2018	476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523
Additions	-	3,662,182	141,367	921,969	18,252	246,839	4,990,609
Acquired Through Naturals	-	33,984	-	-	3,271	63,553	100,808

Balance, March 31, 2019	476,041	15,709,708	1,823,015	3,610,024	291,687	1,171,465	23,081,940

Accumulated Depreciation:
Balance, December 31, 2017	-	-	79,609	210,653	9,002	30,870	330,134
Additions	-	153,563	75,074	336,932	67,524	61,307	694,400

Balance, December 31, 2018	-	153,563	154,683	547,585	76,526	92,177	1,024,534
Additions	-	65,010	30,844	121,033	21,548	38,104	276,539

Balance, March 31, 2019	-	218,573	185,527	668,618	98,074	130,281	1,301,073

Carrying value:
March 31, 2019	476,041	15,491,135	1,637,488	2,941,406	193,613	1,041,184	21,780,867
December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989